Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	¥ 1,470,701,000,000	¥ 1,348,391,000,000	¥ 809,540,000,000
Transfer from MUAH to Commercial segment	0
Provision for credit losses	8,148,000,000	277,995,000,000	484,210,000,000
Charge-offs	329,091,000,000	238,012,000,000	290,506,000,000
Recoveries collected	69,483,000,000	58,715,000,000	45,082,000,000
Net charge-offs	259,608,000,000	179,297,000,000	245,424,000,000
Other	53,657,000,000	23,612,000,000	(23,639,000,000)
Balance at end of fiscal year	1,272,898,000,000	1,470,701,000,000	1,348,391,000,000
Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		323,704,000,000
Balance at end of fiscal year			323,704,000,000
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	934,086,000,000	734,577,000,000	482,275,000,000
Transfer from MUAH to Commercial segment	33,062,000,000
Provision for credit losses	(113,886,000,000)	236,659,000,000	235,584,000,000
Charge-offs	158,780,000,000	57,848,000,000	77,904,000,000
Recoveries collected	18,784,000,000	11,898,000,000	9,262,000,000
Net charge-offs	139,996,000,000	45,950,000,000	68,642,000,000
Other	6,323,000,000	8,800,000,000	1,532,000,000
Balance at end of fiscal year	719,589,000,000	934,086,000,000	734,577,000,000
Commercial | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		83,828,000,000
Balance at end of fiscal year			83,828,000,000
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	69,887,000,000	82,893,000,000	34,746,000,000
Transfer from MUAH to Commercial segment
Provision for credit losses	(9,511,000,000)	(10,899,000,000)	1,385,000,000
Charge-offs	645,000,000	2,121,000,000	2,745,000,000
Recoveries collected	16,000,000	14,000,000	13,000,000
Net charge-offs	629,000,000	2,107,000,000	2,732,000,000
Other	0	0	0
Balance at end of fiscal year	59,747,000,000	69,887,000,000	82,893,000,000
Residential | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		49,494,000,000
Balance at end of fiscal year			49,494,000,000
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	40,768,000,000	44,217,000,000	35,180,000,000
Transfer from MUAH to Commercial segment
Provision for credit losses	19,236,000,000	15,473,000,000	17,876,000,000
Charge-offs	18,255,000,000	20,153,000,000	24,564,000,000
Recoveries collected	720,000,000	1,231,000,000	1,463,000,000
Net charge-offs	17,535,000,000	18,922,000,000	23,101,000,000
Other	0	0	0
Balance at end of fiscal year	42,469,000,000	40,768,000,000	44,217,000,000
Card | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		14,262,000,000
Balance at end of fiscal year			14,262,000,000
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	30,365,000,000	131,755,000,000	58,995,000,000
Provision for credit losses		(101,112,000,000)	90,064,000,000
Charge-offs		19,208,000,000	40,376,000,000
Recoveries collected		9,532,000,000	4,362,000,000
Net charge-offs		9,676,000,000	36,014,000,000
Other		9,398,000,000	(6,327,000,000)
Balance at end of fiscal year	3,428,000,000	30,365,000,000	131,755,000,000
MUAH | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		25,037,000,000
Balance at end of fiscal year			25,037,000,000
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	322,386,000,000	293,396,000,000	169,626,000,000
Transfer from MUAH to Commercial segment
Provision for credit losses	70,729,000,000	90,514,000,000	90,167,000,000
Charge-offs	95,489,000,000	83,474,000,000	93,192,000,000
Recoveries collected	25,457,000,000	22,890,000,000	23,415,000,000
Net charge-offs	70,032,000,000	60,584,000,000	69,777,000,000
Other	34,948,000,000	(940,000,000)	(14,953,000,000)
Balance at end of fiscal year	358,031,000,000	322,386,000,000	293,396,000,000
Krungsri | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		118,333,000,000
Balance at end of fiscal year			118,333,000,000
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	103,574,000,000	61,553,000,000	28,718,000,000
Transfer from MUAH to Commercial segment	(33,062,000,000)
Provision for credit losses	41,580,000,000		49,134,000,000
Charge-offs	55,922,000,000		51,725,000,000
Recoveries collected	24,506,000,000		6,567,000,000
Net charge-offs	31,416,000,000		45,158,000,000
Other	12,386,000,000		(3,891,000,000)
Balance at end of fiscal year	93,062,000,000	103,574,000,000	61,553,000,000
Other | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		32,750,000,000
Balance at end of fiscal year			32,750,000,000
Unallocated Financing Receivables, Excluding MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	¥ 73,209,000,000	61,553,000,000
Provision for credit losses		47,360,000,000
Charge-offs		55,208,000,000
Recoveries collected		13,150,000,000
Net charge-offs		42,058,000,000
Other		6,354,000,000
Balance at end of fiscal year		¥ 73,209,000,000	¥ 61,553,000,000